Organization and Business (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended
		Jul. 01, 2022	Apr. 20, 2023	Jan. 10, 2023	Dec. 31, 2022	Jul. 23, 2022	Dec. 31, 2021
Organization and Business (Details) [Line Items]
Price per share (in Dollars per share)					$ 0.0001
Over-Allotment Option [Member]
Organization and Business (Details) [Line Items]
Shares issued			2,750,000
Per share (in Dollars per share)			$ 4
Other expenses (in Dollars)			$ 11
Tiancheng Jinhui [Member]
Organization and Business (Details) [Line Items]
Ownership interest percentage		100.00%
KingWin HK [Member]
Organization and Business (Details) [Line Items]
Ownership interest percentage		100.00%
KingWin BVI [Member]
Organization and Business (Details) [Line Items]
Ownership interest percentage		100.00%
Class A Ordinary Shares [Member]
Organization and Business (Details) [Line Items]
Ordinary shares issued				8,213,040		68,442
Price per share (in Dollars per share)	[1]				$ 0.0001		$ 0.0001
Shares issued				8,144,598
Class A Ordinary Shares [Member] | Tiancheng Jinhui [Member]
Organization and Business (Details) [Line Items]
Ordinary shares issued					68,442
Class B Ordinary Shares [Member]
Organization and Business (Details) [Line Items]
Ordinary shares issued				3,786,960		31,558
Price per share (in Dollars per share)	[1]				$ 0.0001		$ 0.0001
Shares issued				3,755,402
Class B Ordinary Shares [Member] | Tiancheng Jinhui [Member]
Organization and Business (Details) [Line Items]
Ordinary shares issued					31,558

[1]	Giving retroactive effect to the nominal issuance of shares effected on January 10, 2023 (Note 14)